UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22998

CSOP ETF TRUST

(Exact name of registrant as specified in charter)

2801 – 2803, Two Exchange Square,

8 Connaught Place,

Central, Hong Kong

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5628

Date of fiscal year end: September 30

Date of reporting period: September 30, 2015

Item 1. Report to Stockholders.

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

ANNUAL REPORT

SEPTEMBER 30, 2015

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

November 12, 2015

Dear Shareholder,

Mainland China’s stock market is the second largest equity market in the world and China’s gross domestic product (“GDP”) is second only to that of the United States. As China is pushing liberalization reforms to let international investors participate in its capital market, China’s stock market potentially offers valuable investment opportunities.

With continuing efforts to liberalize its interest rate and currency policies, the Chinese government has continued to provide overseas investors access to local markets. The government not only has granted Renminbi Qualified Foreign Institutional Investors (“RQFII”) and Qualified Foreign Institutional Investors (“QFII”) additional quotas of A-Shares every month based on a transparent, fair and consistent method, but also launched the Shanghai-Hong Kong Stock Connect program last November, providing an additional route for non-Mainland investors to invest in Chinese securities markets.

The Chinese government is keen to provide the right incentives for state-owned-enterprises (“SOEs”) to increase profitability and global competitiveness. In China, SOEs still own the best resources and largest market share in many key sectors. This year saw the merger of the two largest high-speed locomotive producers, and the market expects more merger deals in the shipbuilding, steel and shipping sectors. It is part of China’s plan to merge 112 large SOEs into 40 larger companies to make them more competitive in the overseas markets. The leading companies in each sector may win more market share in this economic reshuffling.

On March 12, 2015, we were excited to announce the launch of the CSOP FTSE China A50 ETF (NYSE Arca: “AFTY” or “Fund”), a new exchange-traded fund (“ETF”) which seeks to provide exposure to the 50 largest and leading companies in China’s onshore market, companies which may benefit most from the economic reshuffling. AFTY gives U.S. investors a liquid, transparent way to allocate funds to China.

As of September 30, 2015, 94% of the $10.3 billion U.S. ETF assets invested in Chinese companies consisted of shares listed outside of Mainland China due to the limited access that non-Mainland investors have to the Chinese securities markets. However as China opens its doors, U.S. investors will be able to choose to either continue using Hong Kong listed shares as a proxy for A-Shares or start looking into onshore China stocks, which have historically enjoyed higher trading volumes, offer greater sector diversification and have historically had lower correlations to the S&P 500 Index.

During the fiscal year ending September 30, 2015, the A-share market experienced its most volatile month since the 2008 Financial Crisis in June after Chinese regulators decided to curb margin trading balances. Forced liquidation, as well as profit-taking sale orders, quickly sent A-shares lower. Many stocks, especially growth stocks, consistently traded to their limit-down price for consecutive trading sessions. China’s leading index, the Shanghai Composite Index, lost 29 percent in three weeks’ time during this month, which erased $3.2 trillion of value from the A-Shares market. AFTY’s performance was greatly impacted by this market correction, as its benchmark index, the FTSE China A50 Net Total Return Index® (“Benchmark”), is comprised of the 50 largest companies in the A-Share market. During the course of the fiscal year, AFTY was successful in terms of tracking the performance of its Benchmark, as it had a tracking difference of -0.54% with an annualized tracking error of 6.34%.

For the period ended September 30, 2015, the total return for AFTY was -11.24% while the total return for the Benchmark was -10.13%. The Fund’s performance reflects expenses incurred in managing the Fund, while the Benchmark is unmanaged and does reflect any expenses. On an individual security basis, the top positive contributors to the Fund’s performance were China Merchants Bank Co. Ltd., Shanghai Pudong Development Bank Co. Ltd., China CNR Co. Ltd. (which was fully sold off during the period), Hangzhou Hikvision Digital Technology Co. Ltd., and Industrial Bank Co. Ltd. The top detractors from the Fund’s performance were China Yangtze Power Co. Ltd., CITIC Securities Co. Ltd., BOE Technology Group Co. Ltd., Haitong Securities Co. Ltd., and CRRC Corp. Ltd.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (continued)

It is hard to say that China’s onshore blue-chip stocks are overvalued, as the price-to-earnings ratio for the FTSE China A50 Index is only 9 as of September 30, 2015, (compared to a price-to-earnings ratio of 17 for the S&P 500 Index as of September 30, 2015). Meanwhile, MSCI’s proposed inclusion of China A-shares in its index family will be an important catalyst for growth in the A-Share markets. Over the past few years, China has made significant progress in allowing overseas investors access to the onshore capital market. Given these developments, MSCI has indicated that the inclusion of China A-shares in its popular index family could happen sooner than expected. MSCI estimates that the inclusion could inject $400 billion in funds from asset managers, pension funds and insurers into mainland China’s equity market over time.

As a well-established Chinese asset manager in China, but a newcomer to the U.S. markets, we are committed to bringing our experience in Chinese securities markets, as well as innovative products providing access to such securities markets, to U.S. investors. Our optimism about the future of China and its securities markets is based on solid research, our asset management experience and our deep understanding of Chinese policies and market psychology.

Despite the significant volatility and downturn in the Chinese securities markets in 2015, we believe the long term prospects for China remain positive. We are proud to be able to present to you a suite of products to help you capitalize on this trend. We really appreciate your belief in us and look forward to your continuous support of our products and CSOP.

Sincerely,

Ding Chen
Trustee and Chairman
CSOP ETF Trust

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (concluded)

Comparison of Change in Value of $10,000 Investment (based on Net Asset Value)

The following graph depicts the performance of CSOP FTSE China A50 ETF vs the FTSE China A50 Net Total Return Index®(1) from March 10, 2015 (commencement of operations date)* to September 30, 2015.

	Since Inception Return	Since Inception Date
CSOP FTSE China A50 ETF (NAV)	-11.24%	3/10/2015
CSOP FTSE China A50 ETF (Market)	-12.18%	3/10/2015
FTSE China A50 Net Total Return Index®(1)	-10.13%	3/10/2015

*	The commencement of operations date, March 10, 2015, is the date the Fund was seeded. The Listing Date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. CSOP FTSE China A50 ETF was listed on the NYSE Arca, Inc. on March 12, 2015.
(1)	The FTSE China A50 Net Total Return Index® (the “Index”) is comprised of A-Shares, securities of companies incorporated in mainland China, issued by the 50 largest companies in the China A-Share market. The Index is a net total return index. This means that the performance of the Index assumes that dividends paid by the Index constituents, net of any withholding taxes, are reinvested in additional shares of such Index constituents.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at http://www.csopasset.us/en-us/products/etf/A50.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

DISCLOSURE OF FUND EXPENSES
September 30, 2015

Example

As a shareholder of the CSOP FTSE China A50 ETF (the “Fund”), a series of the CSOP ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 until September 30, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other exchange traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 4/1/15	Actual Ending Value 9/30/15	Hypothetical Ending Account Value 9/30/15	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
CSOP FTSE China A50 ETF	$1,000.00	$769.90	$1,020.11	$4.39	$5.01	0.99%

(a)	Expenses are equal to the Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Common Stocks – 92.1%
China – 92.1%
Auto Manufacturers – 1.0%
SAIC Motor Corp. Ltd.	26,189	$69,315
Banks – 34.1%
Agricultural Bank of China Ltd.	399,600	190,750
Bank of China Ltd.	265,700	155,716
Bank of Communications Co. Ltd.	193,000	184,867
China CITIC Bank Corp. Ltd.(a).	36,238	33,512
China Construction Bank Corp.	102,500	83,647
China Everbright Bank Co. Ltd.	158,700	97,008
China Merchants Bank Co. Ltd.	148,228	414,968
China Minsheng Banking Corp. Ltd.	234,420	312,068
Industrial & Commercial Bank of China Ltd.	278,300	189,406
Industrial Bank Co. Ltd.	118,732	272,349
Ping An Bank Co. Ltd.	68,120	112,576
Shanghai Pudong Development Bank Co. Ltd.	113,115	296,353
		2,343,220
Beverages – 2.2%
Kweichow Moutai Co. Ltd.	5,047	151,319
Building Materials – 0.8%
Gree Electric Appliances, Inc. of Zhuhai	20,428	52,072
Coal – 0.8%
China Shenhua Energy Co. Ltd.	23,867	54,408
Commercial Services – 0.5%
Shanghai International Port Group Co. Ltd.	34,100	37,444
Computers – 1.5%
BOE Technology Group Co. Ltd.(a)	236,908	104,131
Diversified Financial Services – 7.6%
CITIC Securities Co. Ltd.	88,846	190,079
GF Securities Co. Ltd.	27,841	57,458
Guosen Securities Co. Ltd.	13,900	32,388
Haitong Securities Co. Ltd.	68,400	137,393
Huatai Securities Co. Ltd.	25,600	56,141
Shenwan Hongyuan Group Co. Ltd.(a)	37,000	50,013
		523,472
Electric – 9.3%
China Yangtze Power Co. Ltd(b)(c)	567,801	577,641
Huaneng Power International, Inc.	23,100	31,479
Zhejiang Zheneng Electric Power Co. Ltd.	29,300	33,466
		642,586

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

	Shares	Value
Electronics – 0.9%
Hangzhou Hikvision Digital Technology Co. Ltd.	12,106	$62,137
Engineering & Construction – 5.5%
China Communications Construction Co. Ltd.	17,300	32,351
China Railway Construction Corp. Ltd.	31,300	66,816
China Railway Group Ltd.	63,700	109,788
China State Construction Engineering Corp. Ltd.	137,300	125,025
Power Construction Corp. of China Ltd.	35,800	41,567
		375,547
Healthcare Services – 0.6%
Shanghai RAAS Blood Products Co. Ltd.	6,200	40,536
Home Furnishings – 1.1%
Midea Group Co. Ltd.	19,760	78,542
Insurance – 10.6%
China Life Insurance Co. Ltd.	19,045	76,600
China Pacific Insurance Group Co. Ltd.	28,917	101,090
New China Life Insurance Co. Ltd.	6,646	37,515
Ping An Insurance Group Co. of China Ltd.	109,236	513,870
		729,075
Iron/Steel – 1.3%
Baoshan Iron & Steel Co. Ltd.	42,900	37,781
Inner Mongolia BaoTou Steel Union Co. Ltd.(a)	92,200	51,565
		89,346
Machinery-Diversified – 0.6%
Shanghai Electric Group Co. Ltd.	24,500	43,345
Miscellaneous Manufacturer – 2.6%
CRRC Corp. Ltd.(a)	88,330	180,487
Oil & Gas – 2.2%
China Petroleum & Chemical Corp.	120,400	89,909
PetroChina Co. Ltd.	45,900	59,512
		149,421
Real Estate – 2.8%
China Vanke Co. Ltd.	95,400	191,326
Retail – 1.2%
Suning Commerce Group Co. Ltd.	43,200	82,487
Shipbuilding – 2.3%
China Shipbuilding Industry Co. Ltd.	99,800	157,384
Telecommunications – 1.4%
Beijing Xinwei Telecom Technology Group Co. Ltd.	1,114	3,243
China United Network Communications Ltd.	96,000	90,896
		94,139

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (concluded)
September 30, 2015

	Shares	Market Value
Transportation – 1.2%
Daqin Railway Co. Ltd.	60,300	$83,883
Total Common Stocks (Cost $7,288,509)		6,335,622
Investment Company – 5.8%
Exchange-Traded Funds – 5.8%
CSOP FTSE China A50 ETF(d) (Cost $418,676)	270,000	401,569

	Face Amount
Short-Term Investment – 9.7%
Time Deposit – 9.7%
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.03% due 10/01/2015	$665,545	665,545
Total Short-Term Investment (Cost $665,545)		665,545
Total Investments – 107.6% (Cost $8,372,730)#		7,402,736
Liabilities, less cash and other assets – (7.6)%		(522,446)
Total Net Assets – 100.0%		$6,880,290

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2015, the value of this security amounted to $577,641 or 8.4% of net assets.
(c)	Security has been deemed to be illiquid as of September 30, 2015.
(d)	Affiliated issuer. Security listed on the Hong Kong Stock Exchange.
#	Cost for federal income tax purposes is $8,590,994. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$225,349
Gross unrealized (depreciation)	(1,413,607)
Net unrealized (depreciation)	$(1,188,258)

Summary of Investments by Sectorˆ
Financials	55.1%
Industrials	12.7
Utilities	9.3
Exchange-Traded Funds	5.8
Consumer Discretionary	4.1
Energy	3.0
Information Technology	2.4
Consumer Staples	2.2
Telecommunication Services	1.4
Materials	1.3
HealthCare	0.6
Short-Term Investment	9.7
Liabilities, less cash and other assets	(7.6)
100.0%

ˆ	As a percentage of total net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

CSOP FTSE China A50 ETF
ASSETS
Investments in unaffiliated securities, at value	$7,001,167
Investments in affiliated securities, at value	401,569
Cash	102,175
Foreign currency, at value	139,236
TOTAL ASSETS	7,644,147
LIABILITIES
Payables:
Fund Shares repurchased	748,616
Management fees	15,241
TOTAL LIABILITIES	763,857
NET ASSETS	$6,880,290
COMPONENTS OF NET ASSETS
Paid-in capital	$6,503,457
Accumulated undistributed net investment income (loss)	1,564,161
Accumulated net realized gain (loss) on investments and foreign currency	(218,264)
Net unrealized appreciation (depreciation) on investments and foreign currency	(969,064)
NET ASSETS	$6,880,290
NET ASSET VALUE PER SHARE
Net Asset Value	$15.09
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	455,882
Cost of Investments
Investments in unaffiliated securities, at cost	$7,954,054
Investments in affiliated securities, at cost	418,676
Total cost of investments	$8,372,730
Foreign currency, at cost	$138,307

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2015*

CSOP FTSE China A50 ETF
INVESTMENT INCOME:
Dividend income	$1,753,822
Interest income	5,934
Other income	1,036
Less: Foreign taxes withheld	(176,217)
Total Investment Income	1,584,575
EXPENSES:
Management fees (See Note 3)	646,361
Total Expenses	646,361
Expense waiver	(713)
Net Expenses	645,648
NET INVESTMENT INCOME (LOSS)	938,927
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in unaffiliated securities	65,438,420
Investments in affiliated securities	126,549
Foreign currency transactions	(149,283)
Net realized gain (loss)	65,415,686
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(952,887)
Investments in affiliated securities	(17,107)
Foreign currency translations	930
Net change in unrealized appreciation (depreciation)	(969,064)
NET REALIZED AND UNREALIZED GAIN (LOSS)	64,446,622
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,385,549

*	Commencement of operations, March 10, 2015.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended September 30, 2015*

CSOP FTSE China A50 ETF
OPERATIONS:
Net investment income (loss)	$938,927
Net realized gain (loss) on investments and foreign currency transactions	65,415,686
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(969,064)
Net increase (decrease) in net assets resulting from operations	65,385,549
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	244,374,089
Cost of Shares redeemed	(302,979,348)
Net increase (decrease) in net assets from Shares transactions	(58,605,259)
Net increase (decrease) in net assets	6,780,290
NET ASSETS
Beginning of period**	100,000
End of period	$6,880,290
Includes undistributed net investment income (loss) of:	$1,564,161
CHANGES IN SHARES OUTSTANDING
Shares issued	14,200,000
Shares redeemed	(13,750,000)
Net increase (decrease) in Shares	450,000
Shares Outstanding, Beginning of Period**	5,882
Shares Outstanding, End of Period	455,882

*	Commencement of operations, March 10, 2015.
**	Beginning capital of $100,000 was contributed from CSOP Asset Management Limited, investment adviser to the Fund, in exchange for 5,822 Shares of the Fund in connection with commencement of operations.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

FINANCIAL HIGHLIGHTS

Selected Data for a Share of Common Stock Outstanding Throughout the Period Indicated:

For the Period Ended September 30, 2015*
NET ASSET VALUE, Beginning of Period	$17.00
Income (loss) from operations:
Net investment income (loss)(a)	0.17
Net realized and unrealized gain (loss)(b)	(2.08)
Total income (loss) from operations	(1.91)
NET ASSET VALUE, End of Period	$15.09
MARKET VALUE, End of Period	$14.93
NET ASSET VALUE, Total Return(c)	(11.24)%
MARKET PRICE, Total Return(d)	(12.18)%
Net Assets, End of Period (thousands)	$6,880
Ratios of Average Net Assets:
Net Expenses	0.99%**
Net Investment Income (Loss)	1.44%**
Portfolio Turnover Rate(e)	266%

*	Commencement of operations, March 10, 2015.
**	Annualized.
(a)	Per share amounts have been calculated using the Average Shares Method.
(b)	Amounts disclosed do not appear consistent with the numbers shown for these captions on the Statement of Operations and Statement of Changes in Net Assets due to the timing of subscriptions and redemptions.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(d)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2015

1. Organization

CSOP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three investment portfolios: CSOP FTSE China A50 ETF (the “Fund”), CSOP MSCI China A International Hedged ETF and CSOP China CSI 300 A-H Dynamic ETF, which commenced operations on March 10, 2015, October 20, 2015 and October 20, 2015, respectively, therefore, CSOP FTSE China A50 ETF is the only fund included in this annual report. The Fund is classified as “diversified,” and, therefore, must meet certain diversification requirements under the 1940 Act. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Fund is to provide investment results that, before fees and expenses, track the performance of the FTSE China A50 Net Total Return Index (the “Index”).

CSOP Asset Management Limited serves as the investment adviser to the Fund (the “Adviser” or “CSOP”).

The Net Asset Value (“NAV”) of the Fund’s Shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (generally 4:00 PM Eastern Standard Time (“EST”)). The Fund’s NAV-per-Share is calculated by dividing the Fund’s net assets by the number of Fund Shares outstanding.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly traded securities. The Fund is designed to track the Index. Shares of the Fund are listed and traded on NYSE Arca. Each share of the Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by certain large institutional investors called Authorized Participants (“AP”) who have entered into agreements with ALPS Distributors, Inc, the Fund’s Distributor.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and other parties which contracts provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be, but have not yet been made against the Fund. However, the Fund expects the risk of loss from such claims to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies utilized by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

a. Basis of Presentation

The accompanying financial statements were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”). The Fund is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b. Investment Valuation

The Fund’s investments are valued pursuant to Valuation Policies and Procedures (“Procedures”) approved by the Board. Pursuant to the Procedures, the Fund’s investments are generally valued using market valuations. A market valuation means a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Fund will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which services may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Redeemable securities issued by open-end investment companies and exchange traded funds (“ETFs”) are valued at the

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2015

2. Summary of Significant Accounting Policies  – (continued)

investment company’s or ETF’s applicable NAV. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to not reflect current market value, the Trust’s procedures require the Trust’s Fair Value Committee, in accordance with the Procedures, to determine a security’s fair value. In determining such value, the Fair Value Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index, also known as “tracking error.”

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Fund, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2015

2. Summary of Significant Accounting Policies  – (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At September 30, 2015	Total	Level 1	Level 2	Level 3
Common Stocks	$6,335,622	$5,757,981	$—	$577,641
Investment Company	401,569	401,569	—	—
Short-Term Investment	665,545	—	665,545	—
Total Investments	$7,402,736	$6,159,550	$665,545	$577,641

Please refer to the Schedule of Investments to view equity securities segregated by industry type. The Fund discloses transfers between levels based on valuations at the end of the reporting period. For the period ended September 30, 2015, there was one security transfer from Level 1 to Level 3.

A security with a market value of $1,312,882 was transferred from Level 1 to Level 3 during the period since quoted prices in active markets for identical securities and other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) were not available.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

	Total	Common Stocks	Investment Company	Short-Term Investment
Balance as of March 10, 2015*	$—	$—	$—	$—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(735,241)	(735,241)	—	—
Purchases	—	—	—	—
(Sales)	—	—	—	—
Transfers In	1,312,882	1,312,882	—	—
Transfers Out	—	—	—	—
Balance as of September 30, 2015	$577,641	$577,641	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of September 30, 2015**	$(735,241)	$(735,241)	$—	$—

*	Commencement of operations.
**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value at September 30, 2015	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$577,641	Market Approach	Prior/recent transactions	Low – $6.4575 (09/04/2015–09/30/2015)
				High – $14.35 (07/01/2015–07/13/2015)

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2015

2. Summary of Significant Accounting Policies  – (continued)

A change to unobservable inputs of the Fund’s Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Prior/recent transactions	Increase	Decrease

c. Foreign Currency Translations

The Fund’s accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

d. Investment Transactions and Income

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Dividend income is recorded on the ex-dividend date or as soon as information is available to the Fund, net of foreign taxes withheld, if any. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

e. Dividends and Distributions

Dividends from net investment income, if any, are generally declared and paid periodically but may vary significantly from period to period. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code or to avoid imposition of income or excise taxes at the Fund level.

f. Time Deposits

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short term investments in the Fund’s Schedule of Investments.

g. Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

h. Federal Income Tax

It is the policy of the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2015

2. Summary of Significant Accounting Policies  – (continued)

As of and during the period ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC 740 (Income Taxes) which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

i. Organizational and Offering Expenses

All organizational and offering expenses of the Trust will be borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Agreement

Investment Advisory Agreement

The Adviser serves as investment adviser to the Fund pursuant to an investment management agreement (the “Investment Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs, as well as other administrative matters.

For its services to the Fund during the period ended September 30, 2015, the Fund paid the Adviser a management fee, which was calculated daily and paid monthly at an annual rate of 0.99% of average daily net assets of the Fund. As described in the Section titled “Approval of Management Agreement,” the Board has approved an Amended Advisory Agreement between the Fund and the Adviser that lowered the management fee paid to the Adviser for services provided to the Fund to 0.70% of average daily net assets of the Fund beginning on October 1, 2015.

Under the Investment Advisory Agreement, the Adviser has agreed to pay generally all expenses of the Fund. The Adviser is not responsible for, and the Fund will bear the cost of interest expenses, taxes, brokerage expenses, and other expenses connected with the execution of the portfolio securities transactions, distribution fees, if any, and extraordinary expenses.

The Fund has contractually agreed to reduce its management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the CSOP FTSE China A50 ETF, an affiliated fund advised by the Adviser listed on the Hong Kong Stock Exchange with similar investment strategies as the Fund. A summary of the Fund’s transactions in Shares of the affiliated funds for the period ended September 30, 2015 is as follows:

Name of Issuer	Number of Shares held at March 10, 2015*	Gross additions	Gross reductions	Number of Shares held at September 30, 2015	Net realized gain (loss)	Dividend income	Market Value as of September 30, 2015
CSOP FTSE China A50 ETF	—	$1,355,141	$(936,466)	270,000	$126,549	$—	$401,569

*	Commencement of operations.

b. Distribution Agreement

ALPS Distributors, Inc., a Colorado Corporation, (the “Distributor”) is the principal underwriter and distributor of Trust’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Adviser or Distributor, or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and their clients. These amounts, which may be significant, are paid by the Adviser and/or Distributor from their own resources and not from the assets of the Fund.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2015

3. Transactions with Affiliates  – (continued)

c. Other Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”) serves as administrator, transfer agent and dividend disbursing agent for the Fund pursuant to an Administrative Services Agreement. BBH also serves as the custodian of the Fund pursuant to a Custodian Agreement.

Foreside Fund Officer Services, LLC provides the Fund with a Treasurer and Chief Compliance Officer.

4. Capital Share Transactions

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“AP”). An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant. In each case, the AP must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Shares of the Fund will be listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund shares may be purchased and sold on this exchange or other secondary markets through a broker-dealer or other intermediary. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Retail investors will not qualify as Authorized Participants. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Investment Transactions

During the period ended September 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $275,200,231 and $332,931,466, respectively. The aggregate cost of purchases and proceeds from sales of in-kind transactions were $936,466 and $1,063,014, respectively. In-kind transactions resulted in a net realized gain (loss) of $126,549.

6. Principal Risks

As with all investments, the value of an investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short- or long-term periods. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Fund, including but not limited to those described below, are discussed in detail in the Fund’s prospectus. Each of these factors could cause the value of an investment in the Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Fund to certain risks that are specific to China and the Chinese markets. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Fund to obtain or enforce a judgment in a Chinese court.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2015

6. Principal Risks  – (continued)

Risk of Investments in A-Shares and the RQFII Quota

The Index is comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Index, the Fund intends to invest directly in A-Shares through the Adviser’s Renmimbi Qualified Institutional Investor (“RQFII”) quota. Therefore the size of the Fund’s direct investment in A-Shares is limited by the size of the Adviser’s RQFII quota. This places practical limitations on the size of the Fund and may have a negative impact on trading of Fund Shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota, or RQFII quotas generally, were reduced or eliminated, the Fund could be required to dispose of certain or all of its A-Shares holdings. This would likely have a material, adverse impact on the Fund’s performance and its ability to meet its investment objective.

If the Fund is unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota or other investments that provide exposure to the performance of A-Shares, the Fund could be forced to limit or suspend the issuance of new Shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Fund’s ability to issue new Shares would likely have a negative impact on the trading of Fund Shares in the secondary market.

A-Shares Tax Risk

The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the People’s Republic of China (“China” or the “PRC”) has implemented a number of tax reforms in recent years, and may amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Fund invests. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities issued by PRC companies, including A-Shares, may cause the Fund to become subject to withholding and other taxes imposed by the PRC. The PRC rules for taxation are evolving, may change, and new rules may be applied retroactively. Any such changes, including any retroactive changes, could have an adverse impact on Fund performance.

Concentration Risk

To the extent that the Fund’s investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Fund may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political or regulatory occurrences.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Fund’s investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Fund could vary from its stated objective, and you could lose money.

Passive Investment Risk

The Fund is not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2015

7. Beneficial Ownership

Certain owners of the Adviser are also owners and/or trustees of the Fund. These individuals may receive benefits from any management fees paid to the Adviser.

8. Federal Income Taxes

The Fund intends to qualify and elect to be treated as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code. To qualify and maintain its tax status as a regulated investment company, the Fund must meet annually certain income and asset diversification requirements and must distribute annually at least 90 percent of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

As a regulated investment company, the Fund generally has to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If the Fund fails to qualify as a regulated investment company for any year, (subject to certain curative measures allowed by the Internal Revenue Code) the Fund is subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The gross unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized (Depreciation)
Fund	Appreciation	(Depreciation)
CSOP FTSE China A50 ETF	$225,349	$(1,413,607)	$(1,188,258)

As of September 30, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)	Book/Tax Temporary Differences
CSOP FTSE China A50 ETF	$1,564,161	$(969,064)	$(218,264)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily due to the tax deferral of losses on wash sales and investment in passive foreign investment companies (PFIC).

Primarily as a result of differing book/tax treatment of investment activity, on September 30, 2015, undistributed net investment income was increased by $625,234, undistributed net realized gain (loss) was decreased by $65,633,950 and paid-in capital was increased by $65,008,716. These reclassifications are primarily related to the tax practice known as equalization and had no effect on the net assets of the Fund.

As of September 30, 2015, there were no ordinary or capital distributions made by the Fund.

As of September 30, 2015, the Fund did not generate any Capital Loss Carryforward.

9. Recently Issued Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 Financial Services — Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-7 and its impact on financial statements disclosures.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management does not believe there will be any impact to the Fund’s financial statements.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2015

10. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, that would require disclosure in the Fund’s financial statement through this date.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CSOP ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of CSOP FTSE China A50 ETF (hereafter referred to as the “Fund”) at September 30, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2015 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 30, 2015

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of CSOP ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.csopasset.us/en-us/product/etf/a50 or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-844-209-2937.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-844-209-2937 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

CSOP ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.csopasset.us/en-us/product/etf/a50.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

APPROVAL OF MANAGEMENT AGREEMENT (Unaudited)

At an “in-person” meeting held on August 24, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of CSOP ETF Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed materials and discussed issues pertaining to the proposed approval of the amended and restated investment advisory agreement (the “Amended Advisory Agreement”) between the Trust, on behalf of the CSOP FTSE China A50 ETF (the “Fund”), and CSOP Asset Management Limited (the “Adviser”) with representatives from the Adviser and with legal counsel. During the Meeting, the Board received an oral presentation from the Adviser discussing the reasons for the proposed reduction in fees, the services and capabilities of the Adviser, along with a discussion of competing products and fees charged by such funds. The Board also reviewed a memorandum from legal counsel that detailed the duties and responsibilities of the Trustees under the Investment Company Act of 1940 and under applicable state law with respect to their consideration of the Amended Advisory Agreement. The Board also considered and reviewed the advisory agreement materials distributed in advance of the Meeting, including the Amended Advisory Agreement. The Amended Advisory Agreement proposed to lower the annual advisory fee charged to the Fund from 0.99% of the Fund’s average daily net assets to 0.70% of the Fund’s average daily net assets, effective on October 1, 2015. The Board had previously reviewed and approved an advisory fee of 0.99% of the Fund’s average daily net assets under the initial advisory agreement (the “Initial Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, at the January 26, 2015 meeting of the Board.

The Board, including a majority of the Independent Trustees, determined that approval of the Amended Advisory Agreement was in the best interests of the Fund. In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature and quality of the services; (2) the cost to the Adviser of providing the services and, accordingly, the profitability of the services to the Adviser; (3) the extent to which the Adviser could realize economies of scale as the Fund grows larger; (4) “fall-out” benefits from non-Fund business realized by the Adviser or its affiliates in connection with its activities on behalf of the Fund (such as sales of non-Fund products by the Adviser’s affiliates); (5) the comparative fee structures of other advisers; and (6) the Trustees’ process in evaluating the fee structure. The Board considered the materials and information provided by the Adviser at the January 26, 2015 meeting and the August 24, 2015 meeting in reaching its decision. The Board, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Amended Advisory Agreement, the Board considered and reviewed (i) information concerning the services proposed to be provided under the Amended Advisory Agreement; (ii) the proposed investment objective and strategies of the Fund; (iii) information describing the Adviser’s current organization, reputation and the background and experience of the Adviser’s management personnel; (iv) information regarding the Adviser’s brokerage and trading policies and practices; (v) information regarding the investment advisory fee to be charged by the Adviser and comparative fee information; (vi) information regarding the Adviser’s compliance program; (vii) information regarding the Adviser’s historical performance; and (viii) information regarding the Adviser’s financial condition. Based upon their review, the Board concluded that the Adviser was qualified to manage the Fund and oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Fund were expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Fund as well as the fee structure in place for the Fund.

The Board discussed the current operations of the Fund with the Adviser and the fees charged by comparable ETFs. The Board also reviewed information provided by the Adviser showing the proposed advisory fee for the Fund as compared to those of a peer group of ETFs provided by the Adviser. The Board noted the services to be provided by the Adviser for the annual advisory fee of 0.70% of the Fund’s average daily net assets and considered the expenses that the Adviser had agreed to pay, including the license fees for the Fund’s underlying index. The Board considered the Fund’s expense ratio compared to the expense ratios of the peer group of ETFs provided by the Adviser. The Board concluded that the Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Amended Advisory Agreement and the fee structure that would be in place and that the reduction in fees would benefit Fund shareholders.

The Board considered the extent to which economies of scale could be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund shareholders. Because the Fund was newly organized, the Board determined to again review economies of scale in the future when the Fund had attracted assets.

Given all the information available to it and considering all material factors, the Board concluded that the Amended Advisory Agreement was fair and reasonable and it was unanimously approved.

SUPPLEMENTAL INFORMATION (Unaudited)

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the last sale price on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calender quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

CSOP FTSE China A50 ETF
Period Covered: March 12, 2015 (listing date) through September 30, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	2.13%
Greater than 1.5% and Less than 2.0%	4	2.84%
Greater than 1.0% and Less than 1.5%	7	4.96%
Greater than 0.5% and Less than 1.0%	14	9.93%
Between 0.5% and -0.5%	34	24.11%
Less than -0.5%	79	56.03%
Total	141	100.00%

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Fund’s distributor, investment adviser, custodian, transfer agent and administrator. The day-to-day operations of the Fund are delegated to the Fund’s Investment Adviser, CSOP.

The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Fund. The Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, is indicated by a double asterisk.

Name, Address and Age(1)	Position with Trust and Length of Term(2)	Principal Occupation in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Ding Chen** (Born: 1969)	Trustee(4) (Since 2015)	CEO of CSOP Asset Management Limited	3(5)	CSOP Asset Management Limited (Since 2008); Chinese Asset Management Association of HK Ltd (Since 2013); Chinese Securities Association of HK (Since 2013); Source CSOP Markets plc (Since 2013); CSOP Alternative Funds plc (Since 2014); CSOP Investment Funds plc (Since 2014); The Hong Kong Chinese Enterprises Association (Since 2015); Hong Kong Investment Funds Association (2014 – 2015)
Independent Trustees
Karl-Otto Hartman (Born: 1955)	Trustee (Since 2015)	Founder and CEO of IntelliMagic LLC consulting practice (2005 – present); CEO of 40Act.com, LLC (2012 – present); Adjunct professor at Suffolk University Law School (2007 – present)	3	Horizons ETF Trust (2014 – present), FocusShares Trust (2007 – 2012), The Thirty-Eight Hundred Fund, LLC (2008 – 2012)
Chen Chia Ling (Born: 1970)	Trustee (Since 2015)	CEO of China Asset Management (Hong Kong) Limited (2009 – 2014)	3	None

(1)	Unless otherwise noted, the business address of each Trustee is Suite 2802, Two Exchange Square, Connaught Place, Central, Hong Kong.
(2)	Each Trustee shall serve until death, resignation or removal.
(3)	The term “Fund Complex” refers to the CSOP ETF Trust.
(4)	Ms. Chen may be deemed to be an interested person of the Fund, as that term is defined in the 1940 Act, by virtue of her affiliation with the Adviser and/or its affiliates.
(5)	As of September 30, 2015, CSOP FTSE China A50 ETF was the only Portfolio in the Fund Complex that had been launched.

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (concluded)

Set forth below are the names, dates of birth, positions with the Trust, length of terms of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Ding Chen(3) (Born: 1969)	President	CEO, CSOP Asset Management Limited (2008 – present)
Kaison Luk (Born: 1975)	Principal Executive Officer (since 2015)	Assistant COO, CSOP Asset Management Limited (2014 – present); Director, Operations, China Asset Management (Hong Kong) Limited (2009 – 2014)
Michelle Wong (Born: 1980)	Secretary (since 2015)	Director – General Counsel, CSOP Asset Management Limited (2015 – present); Director – Legal Counsel, CSOP Asset Management Limited (2014 – 2015); Solicitor, Reed Smith Richards Butler (2009 – 2014)
Monique Labbe (Born: 1973)	Principal Financial Officer and Treasurer (since 2015)	Fund Principal Financial Officer, Foreside Fund Officer Services, LLC (2014 – present); Principal/Assistant Vice President, State Street Global Advisors (2012 – 2014); Director/Assistant Vice President, State Street Corporation (2005 – 2012)
Syed Umar Ehtisham(4) (Born: 1981)	Chief Compliance Officer (since 2015)	Director, Cipperman Compliance Services (2014 – present); Audit Manager, E*TRADE Financial Corporation (2013 – 2014); Vice President: Regulatory Change Manager/Regulatory Issue Manager, Bank of America Merrill Lynch (2010 – 2012)
Patrick J. Keniston(4) (Born: 1964)	Chief Compliance Officer (since 2015)	Managing Director of Foreside Fund Officer Services, LLC, since October 2008

(1)	The business address of Ms. Michelle Wong and Mr. Kaison Luk is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick Keniston is Three Canal Plaza, Suite 100, Portland, ME 04101.
(2)	Each officer shall serve until death, resignation or removal.
(3)	Ms. Ding may be deemed to be an interested person of the Fund, as that term is defined in the 1940 Act, by virtue of her affiliation with the Adviser and/or its affiliates.
(4)	Syed Umar Ehtisham served as CCO of the Trust from inception until September 14, 2015. Patrick Keniston has served as CCO of the Trust from September 15, 2015, to the present.

DISCLAIMERS (Unaudited)

The Index Provider is not affiliated with the Trust, the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGY OR ANY DATA INCLUDED HEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FURTHERMORE, THE FUND IS NOT IN ANY WAY SPONSORED, ENDORSED, SOLD OR PROMOTED BY FTSE OR THE LONDON STOCK EXCHANGE GROUP (“LSEG”) COMPANIES (TOGETHER, THE “LICENSOR PARTIES”), AND NONE OF THE LICENSOR PARTIES MAKE ANY CLAIM, PREDICTION, WARRANTY OR REPRESENTATION WHATSOEVER, EXPRESSLY OR IMPLIEDLY, AS TO ANY OF: (I) THE RESULTS TO BE OBTAINED FROM THE USE OF THE INDEX (UPON WHICH THE FUND IS BASED); (II) THE FIGURE AT WHICH THE INDEX IS SAID TO STAND AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE; OR (III) THE SUITABILITY OF THE INDEX FOR THE PURPOSE TO WHICH IT IS BEING PUT IN CONNECTION WITH THE FUND. NONE OF THE LICENSOR PARTIES HAVE PROVIDED OR WILL PROVIDE ANY FINANCIAL OR INVESTMENT ADVICE OR RECOMMENDATION IN RELATION TO THE INDEX TO THE ADVISER OR ITS CLIENTS. THE INDEX IS CALCULATED BY FTSE OR ITS AGENT. NONE OF THE LICENSOR PARTIES SHALL BE (A) LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR (B) UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

ALL RIGHTS IN THE INDEX VEST IN FTSE. “FTSE®” IS A TRADEMARK OF LSEG, AND IS USED BY FTSE UNDER LICENSE.

CSOP ETF TRUST

Investment Adviser

CSOP Asset Management Limited
2801-2803, Two Exchange Square, 8 Connaught Place
Central, Hong Kong

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Legal Counsel

Morgan, Lewis & Bockius LLP
101 Park Avenue
New York, NY 10178-0060

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

Item 2.   Code of Ethics.

As of the period ended September 30, 2015, the Registrant has adopted a code of ethics (“Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has not amended any provision in its Code that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. A copy of this Code is filed as an Exhibit to this Form N-CSR pursuant to Item 12(a)(1).

The Registrant has not granted any waiver, including any implicit waiver, from a provision of its Code to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3.   Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Karl-Otto Hartmann possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Karl-Otto Hartmann as the Registrant’s audit committee financial expert. Mr. Karl-Otto Hartmann is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for the fiscal year ended September 30, 2015 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $30,000.

(b)

Audit Related Fees

The aggregate fees billed for the fiscal year ended September 30, 2015 for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0.

(c)

Tax Fees

The aggregate fees billed for the fiscal year ended September 30, 2015 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $19,000.  These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed for the fiscal year ended September 30, 2015 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 100%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not  including  any  sub-adviser whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal year ended September 30, 2015 were $0.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees by the Registrant’s Board of Trustees that would require disclosures herein.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CSOP ETF Trust

By: (Signature and Title)

/s/ Kaison Luk

Kaison Luk

Title: Principal Executive Officer

Date: December 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Kaison Luk

Kaison Luk

Title: Principal Executive Officer

Date: December 9, 2015

By: (Signature and Title)

/s/ Monique Labbe

Monique Labbe

Title: Treasurer and Principal Financial Officer

Date: December 9, 2015